Discontinued Operations - Results of Discontinued Operations (Detail) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Gross Sales			$ 14,000,000	$ 1,309,000,000
Less: Royalties			3,000,000	174,000,000
Revenue			11,000,000	1,135,000,000
Expenses
Transportation and Blending			1,000,000	167,000,000
Operating			(28,000,000)	426,000,000
Production and Mineral Taxes			1,000,000	18,000,000
(Gain) Loss on Risk Management		$ 0	0	33,000,000
Operating Margin			37,000,000	491,000,000
Depreciation, Depletion and Amortization				192,000,000
Exploration Expense				2,000,000
Finance Costs			1,000,000	80,000,000
Earnings (Loss) From Discontinued Operations Before Income Tax			36,000,000	217,000,000
Current Tax Expense (Recovery)				24,000,000
Deferred Tax Expense (Recovery)			9,000,000	33,000,000
After-tax Earnings (Loss) From Discontinued Operations			27,000,000	160,000,000
After-tax Gain (Loss) on Discontinuance	[1]		220,000,000	938,000,000
Net Earnings (Loss) From Discontinued Operations			$ 247,000,000	$ 1,098,000,000

[1]	Net of deferred tax expense of $81 million in 2018 (2017 – $347 million).